Income Taxes - Components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax expense (recovery)
Recognized in profit or loss in current year	$ 379	$ 245
Adjustments recognized in the current year with respect to prior years	(2)	46
Current tax expense (income) and adjustments for current tax of prior periods	377	291
Deferred tax expense (recovery)
Deferred tax expense (recovery) recognized in the current year	(49)	42
Adjustments recognized in the current year with respect to prior years	(3)	(2)
Derecognition of previously recognized deferred tax assets	0	19
Benefit from previously unrecognized losses, and other temporary differences	(67)	(13)
Increase (decrease) in deferred tax liabilities due to tax impact of net realizable adjustments to inventories	0	(18)
Deferred tax expense	(119)	28
Income tax expense	$ 258	$ 319